UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2012

Date of reporting period: July 31, 2012

Item 1.	Schedule of Investments

Schedule of Investments July 31, 2012	(Unaudited)

LSV Value Equity Fund	Shares	Value (000)

Common Stock (99.5%)
Aerospace & Defense (3.6%)
Engility Holdings*	29,417	$429
Exelis	122,000	1,147
Huntington Ingalls Industries*	5,555	217
L-3 Communications Holdings, Cl 3	176,500	12,512
Northrop Grumman	183,100	12,121
Raytheon	175,100	9,715

		36,141

Agricultural Operations (0.8%)
Archer-Daniels-Midland	292,300	7,626

Agricultural Products (0.6%)
Ingredion	125,000	6,490

Aircraft (0.7%)
Lockheed Martin	83,000	7,409

Apparel Retail (0.7%)
Gap	228,200	6,730

Apparel/Textiles (0.6%)
Jones Group	518,600	5,481

Asset Management & Custody Banks (1.7%)
Ameriprise Financial	212,400	10,985
State Street	152,200	6,146

		17,131

Automotive (1.9%)
Autoliv	130,300	7,371
Ford Motor	642,300	5,935
TRW Automotive Holdings*	150,900	5,930

		19,236

Banks (9.8%)
Bank of America	1,740,900	12,778
Huntington Bancshares	1,094,900	6,805
JPMorgan Chase	787,000	28,332
Keycorp	511,600	4,083
PNC Financial Services Group	185,600	10,969
Regions Financial	625,300	4,352
SunTrust Banks	141,450	3,345
Wells Fargo	875,100	29,587

		100,251

Biotechnology (2.4%)
Amgen	181,400	14,983
Gilead Sciences*	88,000	4,781
United Therapeutics*	84,149	4,610

		24,374

	Shares	Value (000)

Broadcasting, Newspapers & Advertising (0.3%)
Sinclair Broadcast Group, Cl A	330,500	$3,371

Chemicals (1.8%)
Ashland	72,700	5,117
Dow Chemical	163,000	4,691
Eastman Chemical	165,600	8,658

		18,466

Commercial Printing (1.2%)
Deluxe	241,434	6,837
RR Donnelley & Sons	426,200	5,166

		12,003

Computer & Electronics Retail (0.1%)
RadioShack	350,600	1,020

Computers & Services (3.0%)
Computer Sciences	64,051	1,577
Hewlett-Packard	383,700	6,999
Seagate Technology	376,900	11,314
United Online	334,100	1,417
Western Digital*	235,400	9,362

		30,669

Construction & Engineering (0.7%)
EMCOR Group	181,100	4,768
Tutor Perini*	240,800	2,736

		7,504

Drug Retail (1.9%)
CVS Caremark	218,700	9,896
Walgreen	273,500	9,945

		19,841

Electrical Services (3.4%)
American Electric Power	228,500	9,652
CMS Energy	180,600	4,454
Entergy	159,300	11,576
Public Service Enterprise Group	288,300	9,583

		35,265

Fertilizers & Agricultural Chemicals (0.6%)
CF Industries Holdings	31,700	6,206

Financial Services (4.1%)
Capital One Financial	92,700	5,237
Citigroup	443,700	12,037
Discover Financial Services	339,400	12,205
Goldman Sachs Group	86,200	8,697
Morgan Stanley	267,200	3,650

		41,826

Food, Beverage & Tobacco (0.7%)
Supervalu	595,800	1,471

1

Schedule of Investments July 31, 2012	(Unaudited)

LSV Value Equity Fund	Shares	Value (000)

Food, Beverage & Tobacco (continued)
Tyson Foods, Cl A	366,800	$5,506

		6,977

Gas/Natural Gas (0.9%)
Atmos Energy	131,600	4,718
UGI	140,300	4,300

		9,018

General Merchandise Stores (1.9%)
Big Lots*	151,200	6,125
Target	219,800	13,331

		19,456

Health Care Equipment (1.5%)
Baxter International	87,500	5,120
Medtronic	122,800	4,841
Zimmer Holdings	87,400	5,150

		15,111

Household Products, Furniture & Fixtures (0.8%)
Whirlpool	124,700	8,425

Insurance (9.8%)
Aetna	316,300	11,406
Allstate	406,300	13,936
American Financial Group	314,800	11,871
Assurant	143,600	5,200
Chubb	77,000	5,597
CIGNA	99,300	4,000
Coventry Health Care	120,600	4,019
Genworth Financial, Cl A*	408,200	2,057
Hartford Financial Services Group	266,200	4,379
Lincoln National	189,131	3,792
Magellan Health Services*	106,300	5,124
MetLife	151,600	4,665
Prudential Financial	194,200	9,376
Stancorp Financial Group	126,700	3,771
Travelers	162,700	10,193

		99,386

IT Consulting & Other Services (0.5%)
SAIC	440,300	5,094

Machinery (2.8%)
AGCO*	185,400	8,128
Caterpillar	89,500	7,537
Deere	166,800	12,813

		28,478

Office Electronics (0.5%)
Xerox	725,800	5,030

Oil & Gas Equipment & Services (0.4%)
McDermott International*	361,100	4,225

	Shares	Value (000)

Petroleum & Fuel Products (16.4%)
Chevron	391,900	$42,945
ConocoPhillips	435,000	23,681
Exxon Mobil	418,700	36,364
Marathon Oil	410,700	10,871
Marathon Petroleum	343,800	16,262
Nabors Industries*	295,900	4,095
Phillips 66	227,600	8,558
Stone Energy*	225,900	5,932
Tesoro	183,300	5,068
Valero Energy	468,100	12,873

		166,649

Petroleum Refining (0.6%)
Hess	135,700	6,400

Pharmaceuticals (8.3%)
Abbott Laboratories	199,200	13,209
Eli Lilly	95,600	4,209
Endo Health Solutions*	162,000	4,816
Merck	532,800	23,534
Pfizer	1,622,000	38,993

		84,761

Printing & Publishing (1.5%)
American Greetings, Cl A	301,400	4,006
Gannett	429,200	6,056
Lexmark International, Cl A	273,300	4,780

		14,842

Reinsurance (1.8%)
Everest Re Group	112,400	11,431
Validus Holdings	223,200	7,261

		18,692

Retail (2.9%)
Kohl’s	190,000	9,447
Kroger	515,200	11,422
Safeway	579,300	9,008

		29,877

Semi-Conductors/Instruments (2.3%)
Intel	699,000	17,964
Sanmina-SCI*	118,523	1,012
Vishay Intertechnology*	504,900	4,984

		23,960

Steel & Steel Works (1.0%)
Reliance Steel & Aluminum	104,400	5,375
Steel Dynamics	396,900	5,116

		10,491

Technology Distributors (0.5%)
Insight Enterprises*	329,100	5,516

2

Schedules of Investments July 31, 2012	(Unaudited)

LSV Value Equity Fund	Shares/ Face Amount	Value (000)

Telephones & Telecommunications (4.5%)
Arris Group*	232,500	$2,950
AT&T	309,500	11,736
Cisco Systems	810,100	12,921
Corning	707,800	8,076
Harris	255,600	10,646

		46,329

Total Common Stock (Cost $1,078,504)		1,015,757

Repurchase Agreement (0.3%)
Morgan Stanley 0.060%, dated 07/31/12,to be repurchased on 08/01/12, repurchase price $3,238,335 (collateralized by a U.S. Treasury note, par value $3,284,504, 2.375%, 10/31/2014, with total market value 3,303,122)	$3,238	3,238

Total Repurchase Agreement (Cost $3,238)		3,238

Total Investments — 99.8% (Cost $1,081,742) †		$1,018,995

Percentages are based on Net Assets of $1,020,625 (000).

Cl	Class

*	Non-income producing security.

†	At July 31, 2012, the tax basis cost of the Fund’s investments was $1,081,742 (000), and the unrealized appreciation and depreciation were $154,758 (000) and ($217,505 (000)) respectively.

The following is a summary of the inputs used as of July 31, 2012, in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,015,757	$—	$—	$1,015,757
Repurchase Agreement	—	3,238	—	3,238
Total Investments in Securities	$1,015,757	$3,238	$—	$1,018,995

For the period ended July 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities. As of July 31, 2012, there were no level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

LSV-QH-001-1800

3

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2012

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: September 27, 2012